Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes to Investments in Joint Ventures

Changes to investments in joint ventures were as follows:

	Raízen Combustíveis S.A.	Raízen Energia S.A.	Total

Shares issued by the joint venture	3,303,168,484	5,902,595,634
Shares held by Cosan	1,651,584,242	2,951,297,817
Cosan ownership interest	50%	50%

January 1, 2016	3,204,834	5,032,356	8,237,190
Interest in earnings of joint ventures	737,599	832,533	1,570,132
Other comprehensive income	22,949	35,467	58,416
Interest on capital	(58,500)	(100,000)	(158,500)
Dividends	(716,060)	(484,783)	(1,200,843)

December 31, 2016	3,190,822	5,315,573	8,506,395

Interest in earnings of joint ventures	694,015	291,075	985,090
Other comprehensive income	(5,349)	209,412	204,063
Interest on capital	(42,000)	—	(42,000)
Dividends	(651,500)	(554,249)	(1,205,749)

December 31, 2017	3,185,988	5,261,811	8,447,799